FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Interest Rate Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument		$ 250		$ 250
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 17)	$ 12,173		$ 10,365
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 17)	1,148		778
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Subscription receipts (Note 17)	$ 13,321		$ 11,143